UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		August 6, 2009
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    56
Form 13F Information Table Value Total:   $75,094
List of Other Included Managers: None

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
       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------   --------       ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		 88579Y101	   912	 15170	  SH	     SOLE				 15170
ACM MANAGED DLR INCOME FD	COM		 000949107	    78	 13050	  SH	     SOLE				 13050
AEGON N V			NY REGISTRY SH	 007924103	  2213	152610	  SH	     SOLE				152610
AMERICAN STRATEGIC INCM PTFL	COM		 030098107	   376	 38065	  SH	     SOLE				 38065
APOLLO GROUP INC		CL A		 037604105	   267	  3755	  SH	     SOLE				  3755
BANK OF AMERICA CORPORATION	COM		 060505104	   443	 33550	  SH	     SOLE				 33550
BLACKROCK GLOBAL FLG INC TR	COM	         091941104	  1093	100025	  SH	     SOLE				100025
COCA COLA CO		        COM		 191216100	   507	 10575	  SH         SOLE				 10575
EATON VANCE ENHANCED EQ INC	COM		 278274105	   984	 80008	  SH	     SOLE				 80008
EBAY INC		 	COM		 278642103	   232	 13560	  SH	     SOLE				 13560
EVERGREEN INCOME ADVANTAGE F	COM SHS	         30023Y105          96	 12050	  SH	     SOLE				 12050
EVERGREEN MULTI SECT INC FUN	COM SHS		 30024Y104	  2359	191201	  SH	     SOLE				191201
EXPEDITORS INTL WASH INC	COM		 302130109	   361	 10825	  SH	     SOLE				 10825
EXXON MOBIL CORP		COM		 30121G102	 26162	374222	  SH	     SOLE				374222
FASTENAL CO			COM		 311900104	   475	 14310	  SH	     SOLE				 14310
FORT DEARBORN INCOME SECS IN	COM	         347200107	  1566	112228	  SH	     SOLE				112228
GARMIN LTD	                ORD	         G37260109     	   598	 25088	  SH	     SOLE				 25088
GENERAL ELECTRIC CO	        COM	         369604103	   739	 63045	  SH	     SOLE				 63045
HARVEST ENERGY TR	        TRUST UNIT	 41752X101	   148	 27125	  SH	     SOLE				 27125
HOME DEPOT INC	                COM	         437076102	  1184	 50085	  SH         SOLE				 50085
ING GROEP N V			SPONSORED ADR	 456837509	  1439	 94030	  SH	     SOLE				 94030
INTERNATIONAL BUSINESS MACHS	COM	         459200101	   282	  2705	  SH	     SOLE				  2705
INTUIT				COM	         461202103	   660	 23400	  SH	     SOLE				 23400
ISHARES TR			IBOXX INV CPBD	 464287242	  2287	 22810	  SH	     SOLE				 22810
ISHARES TR			S&P500 GRW	 464287309	  5458	114264	  SH	     SOLE				114264
ISHARES TR			US PFD STK IDX	 464288687	   623	 19370	  SH	     SOLE				 19370
ISHARES TR			LEHMAN AGG BND	 464287226	   668	  6540	  SH	     SOLE				  6540
ISHARES TR			DJ SEL DIV INX	 464287908	   296	  8375	  SH	     SOLE				  8375
ISHARES TR			S&P INDEX	 464287200	   694	  7520	  SH 	     SOLE				  7520
JOHNSON & JOHNSON		COM	         478160104	   726	 12785	  SH	     SOLE				 12785
LINEAR TECHNOLOGY CORP		COM		 535678106	   615	 26355	  SH	     SOLE				 26355
MFS INTER INCOME TR		SH BEN INT	 55273C107	  1079	163546	  SH	     SOLE				163546
MAXIM INTEGRATED PRODS INC	COM		 57772K101         322	 20550	  SH	     SOLE				 20550
MBIA CAP CLAYMORE MNG DUR IN   	COM		 55266X100         117	 10625	  SH	     SOLE				 10625
MFS MULTIMARKET INCOME TR	SH BEN INT	 552737108	   556	 97025	  SH	     SOLE				 97025
MICROSOFT CORP			COM		 594918104	   682	 28675	  SH	     SOLE				 28675
POWERSHARES QQQ TRUST		UNIT SER 1	 73935A104         212	  5840	  SH	     SOLE				  5840
NEUBERGER BERMAN INCOME OPP	COM SHS		 64126L108         139	 30315	  SH	     SOLE				 30315
NEUBERGER BERMAN INTER MUNI	COM		 64124P101         251	 20031	  SH	     SOLE				 20031
NUVEEN MULTI STRAT INC GR FD	COM SHS		 67073D102        1055	183750	  SH	     SOLE				183750
ORACLE CORP			COM		 68389X105         340	 15865	  SH	     SOLE				 15865
PENN WEST ENERG TR		TR UNIT		 707885109	   228	 17926	  SH	     SOLE				 17926
PFIZER INC			COM		 717081103	   335	 22300	  SH	     SOLE				 22300
PROCTER & GAMBLE CO		COM		 742718109	   288	  5640	  SH	     SOLE				  5640
QUALCOMM INC			COM		 747525103	   858	 18990	  SH	     SOLE				 18990
RIVUS BOND FUND			COM		 769667106	  1280	 80225	  SH	     SOLE				 80225
ROCKWELL COLLINS INC		COM		 774341101	   220	  5275	  SH	     SOLE				  5275
SEI INVESTMENTS CO		COM		 784117103	   203	 11250	  SH	     SOLE				 11250
SPDR TR				UNIT SER 1	 78462F103	  5676	 61731	  SH	     SOLE				 61731
STARBUCKS CORP			COM		 855244109	   414	 29775	  SH	     SOLE				 29775
STRYKER CORP			COM		 863667101	   440	 11075	  SH	     SOLE				 11075
TRACTOR SUPPLY CO		COM		 892356106	   271	  6550	  SH	     SOLE				  6550
VAN KAMPEN BD FD		COM		 920955101	  1669	 97513	  SH	     SOLE				 97513
VANGUARD INDEX FDS		STK MRK ETF	 922908769	  3140	 67865	  SH	     SOLE				 67865
WELLS FARGO & CO NEW		COM		 949746101	   528	 21750	  SH	     SOLE				 21750
WESTERN ASSET HIGH INCM OPP	COM		 95766K109         250	 48575	  SH	     SOLE				 48575

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